LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (73,882)	¥ (507,988)	¥ (1,227,893)	¥ (1,363,480)
Accretion to redemption value of redeemable convertible preferred shares | ¥				(3,661,975)
Deemed dividend-Repurchase of redeemable convertible preferred shares | ¥				(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares | ¥				(423,979)
Net loss attributable to ordinary shareholders	$ (73,882)	¥ (507,988)	¥ (1,227,893)	(5,610,325)
Net loss attributable to ordinary shareholders-diluted | ¥				¥ (5,610,325)
Denominator:
Weighted average number of ordinary shares outstanding-basic				60,000,000
Weighted average number of ordinary shares outstanding-diluted				60,000,000
Basic loss per share | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)	¥ (93.51)
Diluted loss per share | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)	¥ (93.51)
Class A ordinary shares
Numerator:
Net loss	$ (46,615)	¥ (320,514)	¥ (612,133)
Net loss attributable to ordinary shareholders	(46,615)	(320,514)	(612,133)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 19)	(27,267)	(187,474)	(615,760)
Net loss attributable to ordinary shareholders-diluted	$ (73,882)	¥ (507,988)	¥ (1,227,893)
Denominator:
Weighted average number of ordinary shares outstanding-basic	242,542,728	242,542,728	73,900,022
Conversion of Class C and Class B to Class A ordinary shares (Note 19)	141,865,947	141,865,947	74,337,960
Weighted average number of ordinary shares outstanding-diluted	384,408,675	384,408,675	148,237,982
Basic loss per share | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Diluted loss per share | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Class B ordinary shares
Numerator:
Net loss	$ (18,081)	¥ (124,319)	¥ (219,898)
Net loss attributable to ordinary shareholders	(18,081)	(124,319)	(219,898)
Net loss attributable to ordinary shareholders-diluted	$ (18,081)	¥ (124,319)	¥ (219,898)
Denominator:
Weighted average number of ordinary shares outstanding-basic	94,075,249	94,075,249	26,547,262
Weighted average number of ordinary shares outstanding-diluted	94,075,249	94,075,249	26,547,262
Basic loss per share | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Diluted loss per share | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Class C ordinary shares
Numerator:
Net loss	$ (9,186)	¥ (63,155)	¥ (395,862)
Net loss attributable to ordinary shareholders	(9,186)	(63,155)	(395,862)
Net loss attributable to ordinary shareholders-diluted	$ (9,186)	¥ (63,155)	¥ (395,862)
Denominator:
Weighted average number of ordinary shares outstanding-basic	47,790,698	47,790,698	47,790,698
Weighted average number of ordinary shares outstanding-diluted	47,790,698	47,790,698	47,790,698
Basic loss per share | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)
Diluted loss per share | (per share)	$ (0.19)	¥ (1.32)	¥ (8.28)